Borrowings - Additional Information (Detail) (USD $)	Dec. 31, 2014	Jun. 30, 2014	Jun. 30, 2013
Debt Instrument [Line Items]
Federal Home Loan Bank, Advances, Maturities Summary, Due in Next Twelve Months	$ 375,000,000	$ 320,000,000	$ 105,000,000
Federal Home Loan Bank, advances, maturities summary, due from after one year of balance sheet date	161,500,000	161,500,000
Federal Home Loan Bank, advances, callable summary, due within one year of balance sheet date	145,000,000	145,000,000
Other borrowings, sweep accounts	26,500,000	30,700,000	36,800,000
Mortgage-Backed Securities [Member]
Debt Instrument [Line Items]
Federal Home Loan Bank, advances, general debt obligations, disclosures, collateral pledged	194,600,000	204,200,000	222,700,000
Investment in Federal Home Loan Bank Stock [Member]
Debt Instrument [Line Items]
Federal Home Loan Bank, advances, general debt obligations, disclosures, collateral pledged	$ 796,400,000	$ 739,400,000	$ 433,200,000